Inventories (Tables)	6 Months Ended
Jun. 30, 2014
Inventories [Abstract]
Summary of Inventories
	June 30,	December 31,
	2014	2013
	US$ thousands

Raw materials and components	7,545	9,041
Products in process	14,075	13,081
Finished products	6,619	6,656
	28,239	28,778